Share Capital - Schedule of Activity in RSU Granted to Employees and Directors (Details) - 2024 Plan [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Activity in RSU Granted to Employees and Directors [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	441,000
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 4.99
Number of options, Exercised into ordinary shares | shares	(61,500)
Weighted average exercise price, Exercised into ordinary shares | $ / shares	$ 5.13
Number of options, Forfeited | shares	(15,000)
Weighted average exercise price, Forfeited | $ / shares	$ 5.13
Number of options, Options outstanding at the end of the year | shares	364,500
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 4.95